UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 29.7%
3,763,187	Goldman Sachs International Equity Insights Fund	$ 38,121,089
1,345,303	Goldman Sachs Large Cap Growth Insights Fund	29,448,679
1,286,556	Goldman Sachs Large Cap Value Insights Fund	20,096,009
1,033,002	Goldman Sachs Strategic Growth Fund	12,581,959
540,095	Goldman Sachs Large Cap Value Fund	8,630,718
342,074	Goldman Sachs Real Estate Securities Fund	6,560,982
786,474	Goldman Sachs Emerging Markets Equity Insights Fund	5,930,012
522,856	Goldman Sachs International Small Cap Insights Fund	5,228,562
598,087	Goldman Sachs International Real Estate Securities Fund	3,582,540

		130,180,550

Fixed Income – 54.5%
12,563,177	Goldman Sachs Global Income Fund	157,542,245
3,338,290	Goldman Sachs Strategic Income Fund	32,982,302
2,828,424	Goldman Sachs Core Fixed Income Fund	29,698,449
1,197,531	Goldman Sachs Emerging Markets Debt Fund	14,202,715
733,551	Goldman Sachs Local Emerging Markets Debt Fund	4,379,299
21,078	Goldman Sachs High Yield Fund	132,373

		238,937,383

Dynamic – 16.1%
5,551,117	Goldman Sachs Dynamic Allocation Fund	54,400,945
1,430,539	Goldman Sachs Managed Futures Strategy Fund	15,821,762

		70,222,707

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3% (Cost $462,969,178)		$439,340,640

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(1,098,767)

NET ASSETS – 100.0%		$438,241,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$466,622,366

Gross unrealized gain	2,379,589
Gross unrealized loss	(29,661,315)

Net unrealized security loss	$(27,281,726)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 100.1%
11,083,321	Goldman Sachs International Equity Insights Fund	$112,274,041
2,878,861	Goldman Sachs Large Cap Growth Insights Fund	63,018,262
3,699,869	Goldman Sachs Large Cap Value Insights Fund	57,791,961
2,212,351	Goldman Sachs Strategic Growth Fund	26,946,439
1,554,728	Goldman Sachs Large Cap Value Fund	24,844,558
2,779,159	Goldman Sachs Emerging Markets Equity Insights Fund	20,954,858
1,014,110	Goldman Sachs International Small Cap Insights Fund	10,141,104
364,749	Goldman Sachs Real Estate Securities Fund	6,995,887
1,161,427	Goldman Sachs International Real Estate Securities Fund	6,956,946
197,212	Goldman Sachs Small Cap Equity Insights Fund	3,632,653

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1% (Cost $302,632,547)		$333,556,709

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(486,504)

NET ASSETS – 100.0%		$333,070,205

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$328,295,418

Gross unrealized gain	34,915,257
Gross unrealized loss	(29,653,966)

Net unrealized security gain	$5,261,291

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 50.8%
14,260,807	Goldman Sachs International Equity Insights Fund	$144,461,974
4,352,251	Goldman Sachs Large Cap Growth Insights Fund	95,270,774
4,843,336	Goldman Sachs Large Cap Value Insights Fund	75,652,913
3,349,613	Goldman Sachs Strategic Growth Fund	40,798,292
2,033,081	Goldman Sachs Large Cap Value Fund	32,488,631
3,936,594	Goldman Sachs Emerging Markets Equity Insights Fund	29,681,922
1,623,612	Goldman Sachs International Small Cap Insights Fund	16,236,121
616,833	Goldman Sachs Real Estate Securities Fund	11,830,849
1,858,062	Goldman Sachs International Real Estate Securities Fund	11,129,794

		457,551,270

Fixed Income – 33.3%
13,977,801	Goldman Sachs Global Income Fund	175,281,628
5,918,143	Goldman Sachs Core Fixed Income Fund	62,140,504
4,607,577	Goldman Sachs Strategic Income Fund	45,522,864
1,444,507	Goldman Sachs Emerging Markets Debt Fund	17,131,850
36,923	Goldman Sachs High Yield Fund	231,875

		300,308,721

Dynamic – 16.2%
11,491,520	Goldman Sachs Dynamic Allocation Fund	112,616,894
2,962,904	Goldman Sachs Managed Futures Strategy Fund	32,769,715

		145,386,609

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3% (Cost $914,161,127)		$903,246,600

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(2,461,783)

NET ASSETS – 100.0%		$900,784,817

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$929,875,044

Gross unrealized gain	19,150,486
Gross unrealized loss	(45,778,930)

Net unrealized security loss	$(26,628,444)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 71.8%
17,637,567	Goldman Sachs International Equity Insights Fund	$178,668,556
5,030,769	Goldman Sachs Large Cap Growth Insights Fund	110,123,531
5,792,924	Goldman Sachs Large Cap Value Insights Fund	90,485,472
3,870,608	Goldman Sachs Strategic Growth Fund	47,144,009
2,435,925	Goldman Sachs Large Cap Value Fund	38,926,080
5,120,874	Goldman Sachs Emerging Markets Equity Insights Fund	38,611,390
1,852,889	Goldman Sachs International Small Cap Insights Fund	18,528,892
666,138	Goldman Sachs Real Estate Securities Fund	12,776,519
2,121,420	Goldman Sachs International Real Estate Securities Fund	12,707,306
108,074	Goldman Sachs Small Cap Equity Insights Fund	1,990,721

		549,962,476

Fixed Income – 12.2%
4,080,632	Goldman Sachs Core Fixed Income Fund	42,846,641
2,475,683	Goldman Sachs Global Income Fund	31,045,066
1,972,119	Goldman Sachs Strategic Income Fund	19,484,539
21,108	Goldman Sachs High Yield Fund	132,556

		93,508,802

Dynamic – 16.2%
9,835,480	Goldman Sachs Dynamic Allocation Fund	96,387,704
2,537,500	Goldman Sachs Managed Futures Strategy Fund	28,064,750

		124,452,454

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2% (Cost $749,620,168)		$767,923,732

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.1%
Repurchase Agreements – 0.1%
Joint Repurchase Agreement Account II
$400,000	0.122%	10/01/15	$ 400,000
(Cost $400,000)

TOTAL INVESTMENTS – 100.3% (Cost $750,020,168)			$768,323,732

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(1,939,894)

NET ASSETS – 100.0%			$766,383,838

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on September 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$772,405,906

Gross unrealized gain	37,736,968
Gross unrealized loss	(41,819,142)

Net unrealized security loss	$(4,082,174)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 55.3%
8,019,349	Goldman Sachs Real Estate Securities Fund	$ 153,811,107
25,296,695	Goldman Sachs International Real Estate Securities Fund	151,527,203
8,966,932	Goldman Sachs International Small Cap Insights Fund	89,669,322
3,141,611	Goldman Sachs International Small Cap Fund	59,722,023
7,390,984	Goldman Sachs Emerging Markets Equity Insights Fund	55,728,020
3,083,190	Goldman Sachs Emerging Markets Equity Fund	45,816,205

		556,273,880

Fixed Income – 44.9%
13,468,289	Goldman Sachs High Yield Floating Rate Fund	129,968,984
20,243,698	Goldman Sachs High Yield Fund	127,130,422
7,945,218	Goldman Sachs Emerging Markets Debt Fund	94,230,289
8,368,303	Goldman Sachs Local Emerging Markets Debt Fund	49,958,766
15,751,755	Goldman Sachs Commodity Strategy Fund	49,933,064

		451,221,525

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2% (Cost $996,295,146)		$1,007,495,405

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,622,442)

NET ASSETS – 100.0%		$1,005,872,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,050,616,473

Gross unrealized gain	68,022,020
Gross unrealized loss	(111,143,088)

Net unrealized security loss	$(43,121,068)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds (“Underlying Funds”) are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Portfolio and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Portfolio could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Portfolio’s interest in the collateral is not enforceable, resulting in additional losses to the Portfolio.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other portfolios of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of September 30, 2015:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$130,180,550	$—	$—
Fixed Income Underlying Funds	238,937,383	—	—
Dynamic Underlying Funds	70,222,707	—	—
Total	$439,340,640	$—	$—

EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$333,556,709	$—	$—
Total	$333,556,709	$—	$—

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$457,551,270	$—	$—
Fixed Income Underlying Funds	300,308,721	—	—
Dynamic Underlying Funds	145,386,609	—	—
Total	$903,246,600	$—	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$549,962,476	$—	$—
Fixed Income Underlying Funds	93,508,802	—	—
Dynamic Underlying Funds	124,452,454	—	—
Short-term Investment	—	400,000	—
Total	$767,923,732	$400,000	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$556,273,880	$—	$—
Fixed Income Underlying Funds	451,221,525	—	—
Total	$1,007,495,405	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2015, the Growth Strategy Portfolio had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of October 1, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 400,000	$400,001	$ 408,185

REPURCHASE AGREEMENTS — At September 30, 2015, the Principal Amount of the Growth Strategy Portfolio’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amount
BNP Paribas Securities Co.	0.110%	$158,608
Citigroup Global Markets, Inc.	0.120	130,263
Merrill Lynch & Co., Inc.	0.140	111,129
TOTAL		$400,000

At September 30, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.270%	05/14/18
Federal Home Loan Banks	1.625 to 5.625	06/13/16 to 09/07/32
Federal Home Loan Mortgage Corp.	2.500 to 8.000	10/01/16 to 07/01/45
Federal National Mortgage Association	1.250 to 6.500	04/01/16 to 10/01/45
Government National Mortgage Association	3.000 to 7.000	05/15/18 to 09/20/45
United States Inflation Indexed Bonds	0.125	07/15/22
United States Treasury Notes	0.500 to 2.375	09/30/16 to 12/31/20
United States Treasury Stripped Securities	0.000	02/15/27 to 05/15/44

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause the Portfolio or Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or Underlying Fund’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that a Portfolio is delayed in investing new cash and, as a result, maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolios may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 27, 2015

*	Print the name and title of each signing officer under his or her signature.